MASSMUTUAL SELECT FUNDS
MassMutual Select Small Cap Value Equity Fund
(the “Fund”)
Supplement dated December 14, 2020 to the
Prospectus dated February 1, 2020 and the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective December 31, 2020, the information related to John P. Harloe, CFA for the Fund found under the heading Portfolio Manager(s) in the section titled Management (page 68 of the Prospectus) is hereby removed.
Effective December 31, 2020, the information related to John P. Harloe, CFA under Barrow, Hanley, Mewhinney & Strauss, LLC found on page 130 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-20-12
SCVE-20-1

MASSMUTUAL SELECT FUNDS
MassMutual Select Small Cap Value Equity Fund
Supplement dated December 14, 2020 to the
Statement of Additional Information dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective December 31, 2020, the information related to John P. Harloe of Barrow, Hanley, Mewhinney & Strauss, LLC found on pages B-289 and B-290 in the section titled Appendix C — Additional Portfolio Manager Information is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-20-09